Consolidated Subsidiaries - Additional Information (Detail) (USD $)	6 Months Ended
Jun. 30, 2013
Field Services
Variable Interest Entity [Line Items]
Percentage of interest by consolidated subsidiaries	100.00%
Water Solutions Holding
Variable Interest Entity [Line Items]
Ownership percentage by parent	60.00%
Effective date of ownership percentage	Apr. 01, 2013
Water Solutions Holding | Water Solutions Credit Facility
Variable Interest Entity [Line Items]
Line of credit facility, amount outstanding	$ 1,600,000
NorthStar 3 LLC
Variable Interest Entity [Line Items]
Promissory note	4,600,000
Sand Hills Management | Water Solutions Holding
Variable Interest Entity [Line Items]
Date of Agreement	2009-11
Membership interest	20.00%
Ownership percentage by subsidiary	40.00%
Rex
Variable Interest Entity [Line Items]
Membership interest	80.00%
R.E. Gas Development LLC | NorthStar 3 LLC
Variable Interest Entity [Line Items]
Date of Agreement	2011-08
Membership interest	100.00%
Ownership interst	$ 0.2
Northstar Water Management | NorthStar 3 LLC
Variable Interest Entity [Line Items]
Date of Agreement	2011-08
Membership interest	49.00%